ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2014
ACCUMULATED OTHER COMPREHENSIVE LOSS [Abstract]
ACCUMUTLATED OTHER COMPREHENSIVE LOSS

24.	ACCUMULATED OTHER COMPREHENSIVE LOSS

The activity in Accumulated Other Comprehensive Loss is summarized as follows:

(in thousands of $)	Unrealized investment gains (losses)	Translation adjustments	Total
Balance at December 31, 2011	(668)	(4,111)	(4,779)
Translation adjustment	—	97	97
Net unrealized gains on marketable securities	527	—	527
Balance at December 31, 2012	(141)	(4,014)	(4,155)
Translation adjustment	—	(63)	(63)
Net unrealized gains on marketable securities	915	—	915
Balance at December 31, 2013	774	(4,077)	(3,303)
Translation adjustment	—	25	25
Net unrealized losses on marketable securities	(980)	—	(980)
Balance at December 31, 2014	(206)	(4,052)	(4,258)